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SECURIAN FINANCIAL GROUP, INC.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500




October 9, 2008



Ms. Alison White
United States Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-5644


Re:    Advantus Series Fund, Inc.
       File Numbers 2-96990 and 811-4279


Dear Ms. White:

On behalf of the principal underwriter of the above-referenced registrant, it is requested that the above-referenced Registration Statement, as filed and amended on Form N-1A, be declared effective October 9, 2008, or as soon thereafter as is practicable.

Sincerely,


/s/ George I. Connolly

George I. Connolly
Chief Executive Officer
   and President
Securian Financial Services, Inc.



Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.

SECURIAN FINANCIAL GROUP, INC.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500




October 9, 2008



Ms. Alison White
United States Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-5644


Re:    Advantus Series Fund, Inc.
       File Numbers 2-96990 and 811-4279


Dear Ms. White:

On behalf of the above-referenced registrant, it is requested that the above-referenced Registration Statement, as filed and amended on Form N-1A, be declared effective October 9, 2008, or as soon thereafter as is practicable.

Sincerely,


/s/ Gregory S. Strong

Gregory S. Strong
President
Advantus Series Fund, Inc.



Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.